Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,296	$ 2,408
Share-based payments	83	85
Post-employment benefits	115	143
Total staff costs	2,494	2,636
Goods and services	1,295	1,316
Content	265	269
Telecommunications	39	37
Facilities	39	41
Fair value adjustments	2	(19)
Total operating expenses	$ 4,134	$ 4,280